Trade and Other Payables (Details) - Schedule of Trade and Other Payables - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables [Abstract]
Trade payables		£ 18,141	£ 29,224
Accruals and other creditors		25,192	25,279
Tax and social security payables		5,494	11,316
Contract liabilities		19,374	7,911
Deferred consideration			5,554
Total trade and other payables		68,201	79,284
Current	£ 55,190	68,201	79,284
Non-current